Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Income tax expense benefit	$ 0	$ 0	$ (5,000)
Increase (decrease) in valuation allowance	11,700,000	(7,200,000)	8,100,000
Accrued interest or penalties	0	0
Incurred interest and penalties	0
Significant increase(decrease) to uncertain tax positions	0
Ongoing tax examinations by tax authorities	We have no ongoing tax examinations by tax authorities at this time.
Other income (expense), net	121,000	(65,000)	491,000
Federal tax authority [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards	115,600,000
Tax credits available to offset future tax	4,500,000
Operating loss carryforwards, Expiration date	Dec. 31, 2024
Tax credit carryforwards, Expiration date	Dec. 31, 2023
State tax authority [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards	141,700,000
Operating loss carryforwards, Expiration date	Dec. 31, 2015
Research and development tax credits [Member] | State tax authority [Member]
Income Tax Examination [Line Items]
Tax credits available to offset future tax	$ 3,300,000